Income Taxes - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined federal and provincial rate	27.00%	27.00%
Deferred tax asset	$ 0	$ 21,974
Income tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 881,500	$ 595,700